Investments, at Fair Value - Amortized Cost vs Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortized Cost Basis	$ 66,998	$ 66,998	$ 79,619
Gross Unrealized Gains	24,468	18,780	1,445
Gross Unrealized Losses	(10,278)	(8,880)	(2,771)
Fair Value	81,188	76,898	78,293
Corporate debt securities (L Bonds)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortized Cost Basis	64,313	64,313	76,934
Gross Unrealized Gains	23,016	17,433	132
Gross Unrealized Losses	(9,322)	(7,924)	(2,771)
Fair Value	78,007	73,822	74,295
Other debt securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Amortized Cost Basis	2,685	2,685	2,685
Gross Unrealized Gains	1,452	1,347	1,313
Gross Unrealized Losses	(956)	(956)	0
Fair Value	$ 3,181	$ 3,076	$ 3,998